Note 21 - Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
(21)	Segment Reporting

The Group operated three operating segments: (1) insurance agency business segment, which mainly consists of providing agency services for P&C insurance products and life insurance products to individual clients, (2) insurance brokerage business segment, which mainly consists of providing P&C and life insurance brokerage services to institutional clients, and (3) claims adjusting segment, which consists of providing pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group's chief operating decision maker in deciding how to allocate resources and in assessing performance.

The following table shows the Group’s operations by business segment for the years ended December 31, 2013, 2014 and 2015. Other includes revenue and expenses that are not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Net revenues
Agency	1,418,512	1,624,410	2,155,264	332,716
Brokerage	63,418	232,620	369,198	56,994
Claims Adjusting	261,206	292,981	303,846	46,906
Other	13,888	—	—	—
Total net revenues	1,757,024	2,150,011	2,828,308	436,616
Operating costs and expenses
Agency	(1,305,306)	(1,486,871)	(1,969,329)	(304,012)
Brokerage	(53,719)	(197,017)	(319,124)	(49,264)
Claims Adjusting	(234,129)	(275,539)	(292,613)	(45,171)
Other	(145,884)	(159,685)	(168,720)	(26,046)
Total operating costs and expenses	(1,739,038)	(2,119,112)	(2,749,786)	(424,493)
Income (loss) from operations
Agency	113,206	137,539	185,935	28,704
Brokerage	9,699	35,603	50,074	7,730
Claims Adjusting	27,077	17,442	11,233	1,735
Other	(131,996)	(159,685)	(168,720)	(26,046)
Total income from operations	17,986	30,899	78,522	12,123

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Segment assets
Agency	1,682,305	454,803	70,209
Brokerage	118,139	160,286	24,744
Claims Adjusting	116,877	226,121	34,907
Other	1,831,165	3,173,218	489,861
Total assets	3,748,486	4,014,428	619,721

Substantially all of the Group’s revenues for the three years ended December 31, 2013, 2014 and 2015 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.